Risk management - Reconciliation of model (reportable) ECL to total ECL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk management [abstract]
Overlay, due to time lags	€ 394	€ 394
Disclosure of financial assets [table]
Total ECL	5,368	5,854
Excluding all managment adjustments [member]
Disclosure of financial assets [table]
Total model ECL	2,394	3,245
ECL from individually assessed impairments	2,342	2,323
ECL from management adjustments	632	286
Total ECL	€ 5,368	€ 5,854